PREFERRED STOCK (Details Textual) - USD ($)				1 Months Ended					3 Months Ended			7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 11, 2015	Feb. 11, 2015	Jan. 08, 2015	Feb. 29, 2016	Aug. 19, 2015	Feb. 24, 2015	Feb. 23, 2015	Dec. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 13, 2015	Mar. 31, 2013
Class of Stock [Line Items]
Preferred Stock, Value, Issued									$ 0			$ 0	$ 0		$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share															$ 0.00001	$ 0.00001		$ 0.00001
Stock Issued During Period, Shares, New Issues				296,389
Stock Issued During Period, Shares, Other																276
Percentage Of Outstanding Shares Of Voting Stock															50.00%
Preferred Stock, Shares Authorized															10,000,000	10,000,000		10,000,000
Conversion of Stock, Shares Converted													9,777,461
Due to Related Parties, Current									27,000			27,000	$ 27,000		$ 324,000	$ 2,110,000
Repayments of Related Party Debt													300,000	$ 0	1,015,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net											$ 54,000
Stock Issued During Period, Value, Conversion of Convertible Securities													610,000		5,677,000	0
Stock Issued During Period, Value, New Issues	$ 500,000			$ 3,556,660
Payments of Stock Issuance Costs				$ 604,000											946,000	0
Preferred Stock Redemption Discount											$ 125,000
Sale of Stock, Price Per Share				$ 12.00
Conversion of Stock, Description				one share of Series B Preferred Stock (as amended) and 0.5 of a Warrant to purchase one share of its common stock at an exercise price of $2.52 per Warrant.
Debt Instrument, Periodic Payment, Interest					$ 9,700
Conversion Of Stock Series B Preferred Stock Transactions												4,530,000	4,530,000		474,000
Other Expenses, Total									924,000	$ 0			981,000	0	$ 26,000	$ 0
Interest Expense									$ 2,000				14,000
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued															63,189
Convertible Notes Payable [Member] | Maximum [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Effective Percentage				8.00%
Convertible Notes Payable [Member] | Minimum [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Effective Percentage				5.00%
Five and Eight Convertible Notes Payable [Member]
Class of Stock [Line Items]
Debt Instrument, Periodic Payment, Principal				$ 1,030,611
Debt Instrument, Periodic Payment, Interest				48,113
Payments of Debt Extinguishment Costs				377,935
February 2016 Financing [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted												$ 2,772,000
Aggregate Loan of Family of George Schmitt [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued							3,521
Board of Directors Chairman [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Due to Related Parties, Current			$ 245,000				$ 845,000	$ 245,000									$ 700,000
Repayments of Related Party Debt			$ 100,000				$ 145,000
Warrant [Member]
Class of Stock [Line Items]
Derivative Liability				$ 231,000
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued												3,262,930
Issuance Of Stock Shares Issued Under Series C Financing Arrangement															989
Stock Issued During Period, Value, Conversion of Convertible Securities													0		$ 0
Conversion Of Stock Series B Preferred Stock Transactions													$ 0		$ 0
Common Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		205
Stock Issued During Period, Value, New Issues		$ 10,000
Payments of Stock Issuance Costs		$ 89,000
Common Stock [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							442
Series A convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage															7.00%
Preferred Stock, Redemption Terms															(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock
Purchase Price Which Equal To Value Of Conversion Amount, Percentage															105.00%
Convertible Preferred Stock, Terms of Conversion															(i) $240.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions)
Preferred Stock, Shares Authorized								3,000,000
Conversion of Stock, Shares Issued															19,937
Convertible Preferred Stock, Shares Issued upon Conversion															750,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan															52,500
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit	$ 240.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	138.00					$ 240.00
Dividends And Deemed Dividend															$ 483,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net															150,000
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 1,011,000
Sale of Stock, Price Per Share						$ 138.00
Series A convertible Preferred Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued								$ 750,000
Preferred Stock, Par or Stated Value Per Share								$ 0.00001
Preferred Stock, Shares Authorized								750,000
Series A convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted															3,125
Series A convertible Preferred Stock [Member] | Warrant [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								3,125
Stock Issued During Period, Shares, Other								276
Series B convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued							$ 703,000
Preferred Stock, Dividend Rate, Percentage													0.00%		7.00%
Preferred Stock, Redemption Terms													125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $3.00 or (y) 87.5% of the lowest volume weighted average price of our common stock during the five (5) consecutive trading-day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series B Preferred Stock; provided that the conversion price will not be less than the Floor Price, which Floor Price will not be adjusted for stock splits, share combinations and similar transactions. The Floor Price is $0.10 per share.
Convertible Preferred Stock, Terms of Conversion															(i) $240.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Authorized		3,000,000
Conversion of Stock, Amount Converted							$ 1,003,000						$ 4,530,000	2,598,000
Conversion of Stock, Shares Issued							18,566				15,226
Convertible Preferred Stock, Shares Issued upon Conversion							845,000				350,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan											24,500
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit		$ 240.00
Dividends And Deemed Dividend							$ 300,000				$ 295,000	$ 1,808,000
Stock Issued During Period, Value, Conversion of Convertible Securities											474,000
Sale of Stock, Price Per Share		240.00
Series B convertible Preferred Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.00001
Stock Issued During Period, Shares, New Issues		1,459
Class of Warrant or Right, Exercise Price of Warrants or Rights	240.00
Sale of Stock, Number of Shares Issued in Transaction		350,000
Sale of Stock, Consideration Received Per Transaction		$ 350,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit	240.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	138.00
Series B convertible Preferred Stock [Member] | Institutional Investors [Member]
Class of Stock [Line Items]
Payments of Stock Issuance Costs						$ 84,000
Series B convertible Preferred Stock [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 240.00
Debt Conversion, Converted Instrument, Shares Issued							845,000
Extinguishment of Debt, Amount							$ 845,000
Series B convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted															1,459
Series C convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued											$ 943,000
Preferred Stock, Dividend Rate, Percentage															7.00%
Convertible Preferred Stock, Terms of Conversion															(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $240.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series C Preferred Stock
Preferred Stock, Shares Authorized						3,000,000
Conversion of Stock, Shares Converted											78,877
Convertible Preferred Stock, Shares Issued upon Conversion											1,800,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan											126,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit	240.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	$ 138.00					$ 138.00
Dividends And Deemed Dividend											$ 2,001,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net											245,000
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 3,189,000
Sale of Stock, Price Per Share						240.00
Series C convertible Preferred Stock [Member] | Institutional Investors [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share						$ 0.00001
Stock Issued During Period, Shares, New Issues						7,500
Sale of Stock, Number of Shares Issued in Transaction						1,800,000
Sale of Stock, Consideration Received Per Transaction						$ 1,800,000
Series C convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted															7,500
Series C convertible Preferred Stock [Member] | Common Stock [Member] | Institutional Investors [Member]
Class of Stock [Line Items]
Issuance Of Stock Shares Issued Under Series C Financing Arrangement						989
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share									$ 0.00001			$ 0.00001	$ 0.00001
Conversion of Stock, Amount Converted						$ 53,000							$ 1,750,000	0
Conversion of Stock, Shares Issued													1,750,000
Conversion Of Preferred Stock Conversion Price													$ 1.20
Series D Preferred Stock [Member] | Integrated Microwave Technologies [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues													3,750,000
Convertible Preferred Stock, Shares Issued upon Conversion									1,458,338			1,458,338	1,458,338
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable													$ 2,500,000
Proceeds from Issuance of Preferred Stock and Preference Stock													$ 2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													2,500,000
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share									$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001
Preferred Stock, Shares Authorized									5,000,000			5,000,000	5,000,000		5,000,000
Interest Expense													$ 77,000	$ 0
Series D Convertible Preferred Stock [Member] | Integrated Microwave Technologies [Member]
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													2,500,000